UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Letter from the President

August 2005

To Our Shareholders:

We are pleased to provide you with the June 30, 2005 Semiannual Report for the Metropolitan Series Fund II. The Report is designed to help you make informed decisions on how to allocate your money within your Qualified Plan.

Like world events and the economy, the capital markets are subject to volatility and the possibility of rapid change. We encourage you to work with your registered representative to develop an investment program to meet your long-term retirement, investment, and insurance needs.

We look forward to serving your future investment needs.

Sincerely,

Hugh McHaffie

President, Metropolitan Series Fund II

MSFII-1

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Managed by Metropolitan Life Insurance Company

Portfolio Manager Commentary*

PORTFOLIO PERFORMANCE

For the six months ended June 30, 2005, the MetLife Stock Index Portfolio II returned -1.1%, compared to its benchmark, the Standard & Poor’s 500 Index1, which returned -0.8%.

PORTFOLIO REVIEW

The Standard & Poor’s 500 Index1 (S&P 500) closed the first half of 2005 down as volatile oil prices and mixed economic data weighed on the market. The S&P 500 Index returned negative 2.1% in the first quarter and positive 1.4% in the second quarter. The Federal Reserve continued its measured increase in the Federal Funds Rate during the period, raising the target 1.00% from the beginning of the year to 3.25%. The price of oil surged above $60 per barrel in June, closing at approximately $57 per barrel at the end of the first half. Some of the factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, and unemployment rates.

Four of the ten sectors comprising the S&P 500 Index experienced positive returns for the first six months of 2005. The Energy sector, which had a beginning-of-year weight of 7.2%, was the best-performing sector, up 19.9%, providing the largest positive impact to the benchmark’s six-month return. The next best-performing sectors were Utilities (2.9% beginning weight) and Health Care (12.7% beginning weight), returning 15.2% and 3.5%, respectively. Materials, which had a beginning-of-year weight of 3.1%, was the worst-performing sector, down 7.8%. The next worst-performing sectors were Consumer Discretionary (11.9% beginning weight), Information Technology (16.1% beginning weight), and Industrials (11.8% beginning weight), down 6.6%, 5.7%, and 4.8%, respectively. Financials, the largest sector with a beginning-of-year weight of 20.6%, was down 2.3% during the first half of 2005.

The stocks with the largest positive impact on the benchmark return for the first half of the year were ConocoPhillips, up 33.9%; ExxonMobil, up 13.2%; and Intel, up 12.2%. The stocks with the largest negative impact were eBay, down 43.2%; IBM, down 24.4%; and American International Group, down 11.2%. There were six additions to the benchmark and six deletions in the first six months of 2005.

* The views expressed above are those of the subinvestment advisor firm as of June 30, 2005 and are subject to change based on market and other conditions. Information about the Portfolio’s holdings, asset allocation or industry allocation is historical and is not an indication of future Portfolio composition, which will vary.

1 The Standard & Poor’s (S&P) 500® Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

MSFII-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

Average Annual Returns as of June 30, 2005

	MetLife Stock Index Portfolio II		S&P 500 Index
6 Months	-	1.1%	-	0.8%
1 Year		5.7		6.3
Since Inception		5.7		6.8

Performance numbers are net of all Portfolio expenses but do not reflect any additional fees that may be charged by qualified plans. If these charges were included, the returns would be lower.

Since inception returns are based on the Portfolio’s inception date of 1/2/04.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION as of June 30, 2005

Top Holdings
% of Total Net Assets
General Electric Co.	3.1%
SPDR Trust Series 1	3.1%
Exxon Mobil Corp.	3.1%
Microsoft Corp.	2.1%
Citigroup, Inc.	2.1%
Pfizer, Inc.	1.8%
Johnson & Johnson	1.7%
Bank of America Corp.	1.6%
Wal-Mart Stores, Inc.	1.4%
Intel Corp.	1.4%

Top Sectors
% of Total Market Value
Financials	20.3%
Information Technology	15.1%
Health Care	13.4%
Consumer Discretionary	11.4%
Industrials	11.2%
Consumer Staples	10.1%
Energy	8.8%
Utilities	3.5%
Telecommunication Services	3.2%
Materials	2.9%

MSFII-3

Metropolitan Series Fund II

Shareholder Expense Example

As a shareholder of the MetLife Stock Index Portfolio II, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

Actual Expenses

The first line for the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

		Annualized Expense Ratio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses paid during period* January 1, 2005 to June 30, 2005
Metlife Stock Index Portfolio II1	Actual	0.55%	$1,000.00	$989.30	$2.71
	Hypothetical	0.55%	$1,000.00	$1,022.03	$2.76

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the the one-half year period).

1 The annualized expense ratio shown reflects an expense agreement between Metlife Advisers, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Notes to Financial Statements.

MSFII-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2005 (Unaudited)

Common Stocks—96.3% of Total Net Assets

Shares		Value (Note 1)

	Aerospace & Defense—2.1%
1,499	General Dynamics Corp.	$164,200
901	Goodrich Corp.	36,905
6,379	Honeywell International, Inc.	233,663
888	L-3 Communications Holdings, Inc.	68,003
3,021	Lockheed Martin Corp.	195,972
2,685	Northrop Grumman Corp.	148,346
3,381	Raytheon Co.	132,265
1,332	Rockwell Collins, Inc.	63,510
6,179	The Boeing Co.	407,814
7,654	United Technologies Corp.	393,033

		1,843,711

	Air Freight & Logistics—0.9%
2,259	FedEx Corp.	183,001
481	Ryder System, Inc.	17,605
8,330	United Parcel Service, Inc. (Class B)	576,103

		776,709

	Airlines—0.1%
1,074	Delta Air Lines, Inc. (b)	4,038
5,515	Southwest Airlines Co.	76,824

		80,862

	Auto Components—0.2%
478	Cooper Tire & Rubber Co.	8,876
1,123	Dana Corp.	16,856
4,196	Delphi Corp.	19,511
1,436	Johnson Controls, Inc.	80,890
1,315	The Goodyear Tire & Rubber Co. (b)	19,594
962	Visteon Corp.	5,801

		151,528

	Automobiles—0.4%
13,761	Ford Motor Co.	140,913
4,228	General Motors Corp.	143,752
2,129	Harley-Davidson, Inc.	105,598

		390,263

	Beverages—2.1%
5,805	Anheuser-Busch Cos., Inc.	265,579
674	Brown-Forman Corp. (Class B)	40,750
2,638	Coca-Cola Enterprises, Inc.	58,062
587	Molson Coors Brewing Co.	36,394
12,522	PepsiCo, Inc.	675,311
16,924	The Coca-Cola Co.	706,577
1,465	The Pepsi Bottling Group, Inc.	41,914

		1,824,587

	Biotechnology—1.2%
9,254	Amgen, Inc. (b)	559,497
1,475	Applera Corp.—Applied Biosystems Group	29,013
2,577	Biogen Idec, Inc. (b)	88,778
1,107	Chiron Corp. (b)	38,623

Shares		Value (Note 1)

	Biotechnology—(Continued)
1,887	Genzyme Corp. (b)	$113,390
3,378	Gilead Sciences, Inc. (b)	148,598
1,852	MedImmune, Inc. (b)	49,485

		1,027,384

	Building Products—0.2%
1,336	American Standard Cos., Inc. (b)	56,005
3,243	Masco Corp.	102,998

		159,003

	Capital Markets—2.6%
2,755	E*TRADE Financial Corp. (b)	38,542
709	Federated Investors, Inc. (Class B)	21,277
1,482	Franklin Resources, Inc.	114,084
1,696	Janus Capital Group, Inc.	25,508
2,069	Lehman Brothers Holdings, Inc.	205,410
3,164	Mellon Financial Corp.	90,775
7,069	Merrill Lynch & Co., Inc.	388,866
8,193	Morgan Stanley	429,887
1,520	Northern Trust Corp.	69,297
2,475	State Street Corp.	119,419
925	T. Rowe Price Group, Inc.	57,905
5,821	The Bank of New York Co., Inc.	167,528
850	The Bear Stearns Cos., Inc.	88,349
8,520	The Charles Schwab Corp.	96,106
3,304	The Goldman Sachs Group, Inc.	337,074

		2,250,027

	Chemicals—1.5%
1,715	Air Products & Chemicals, Inc.	103,415
7,448	E. I. du Pont de Nemours & Co.	320,338
601	Eastman Chemical Co.	33,145
1,642	Ecolab, Inc.	53,135
902	Engelhard Corp.	25,752
389	Great Lakes Chemical Corp.	12,242
844	Hercules, Inc. (b)	11,943
661	International Flavours & Fragrances, Inc.	23,941
2,005	Monsanto Co.	126,054
1,284	PPG Industries, Inc.	80,584
2,419	Praxair, Inc.	112,725
1,443	Rohm & Haas Co.	66,869
515	Sigma-Aldrich Corp.	28,861
7,188	The Dow Chemical Co.	320,082

		1,319,086

	Commercial Banks—5.4%
2,639	AmSouth Bancorp.	68,614
30,072	Bank of America Corp.	1,371,584
4,085	BB&T Corp.	163,277
1,262	Comerica, Inc.	72,944
927	Compass Bancshares, Inc.	41,715
3,901	Fifth Third Bancorp.	160,760
928	First Horizon National Corp.	39,162
1,737	Huntington Bancshares, Inc.	41,931

See accompanying notes to schedule of investments and financial statements.

MSFII-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value (Note 1)

	Commercial Banks—(Continued)
3,048	KeyCorp.	$101,041
731	M&T Bank Corp.	76,872
1,592	Marshall & Ilsley Corp.	70,764
4,443	National City Corp.	151,595
3,571	North Fork Bancorp, Inc.	100,309
2,120	PNC Financial Services Group, Inc.	115,455
3,469	Regions Financial Corp.	117,530
2,541	SunTrust Banks, Inc.	183,562
2,326	Synovus Financial Corp.	66,686
13,704	U.S. Bancorp	400,157
11,788	Wachovia Corp.	584,685
12,617	Wells Fargo & Co.	776,955
671	Zions Bancorp	49,339

		4,754,937

	Commercial Services & Supplies—0.7%
2,025	Allied Waste Industries, Inc. (b)	16,058
760	Avery Dennison Corp.	40,250
7,863	Cendant Corp.	175,895
1,119	Cintas Corp.	43,193
971	Equifax, Inc.	34,674
904	Monster Worldwide, Inc. (b)	25,927
1,720	Pitney Bowes, Inc.	74,906
1,595	R.R. Donnelley & Sons Co.	55,044
1,192	Robert Half International, Inc.	29,764
4,247	Waste Management, Inc.	120,360

		616,071

	Communications Equipment—2.4%
866	ADC Telecommunications, Inc.	18,853
1,214	Andrew Corp. (b)	15,491
3,567	Avaya, Inc. (b)	29,677
4,311	CIENA Corp. (b)	9,010
47,786	Cisco Systems, Inc. (b)	913,190
1,497	Comverse Technology, Inc. (b)	35,404
10,836	Corning, Inc. (b)	180,094
10,828	JDS Uniphase Corp. (b)	16,459
33,126	Lucent Technologies, Inc. (b)	96,397
18,336	Motorola, Inc.	334,815
12,215	QUALCOMM, Inc.	403,217
1,139	Scientific-Atlanta, Inc.	37,895
3,352	Tellabs, Inc. (b)	29,162

		2,119,664

	Computers & Peripherals—3.3%
6,161	Apple Computer, Inc. (b)	226,786
18,104	Dell, Inc. (b)	715,289
17,966	EMC Corp. (b)	246,314
2,220	Gateway, Inc. (b)	7,326
21,582	Hewlett-Packard Co.	507,393
12,064	International Business Machines Corp.	895,149
947	Lexmark International, Inc. (Class A) (b)	61,394
1,397	NCR Corp. (b)	49,063
2,738	Network Appliance, Inc. (b)	77,403

Shares		Value (Note 1)

	Computers & Peripherals—(Continued)
680	QLogic Corp. (b)	$20,991
25,468	Sun Microsystems, Inc. (b)	94,996

		2,902,104

	Construction & Engineering—0.0%
648	Fluor Corp.	37,318

	Construction Materials—0.1%
764	Vulcan Materials Co.	49,652

	Consumer Finance—1.2%
8,757	American Express Co.	466,135
1,885	Capital One Financial Corp.	150,819
9,479	MBNA Corp.	247,971
2,200	Providian Financial Corp. (b)	38,786
3,137	SLM Corp.	159,359

		1,063,070

	Containers & Packaging—0.2%
824	Ball Corp.	29,631
801	Bemis Co., Inc.	21,259
1,115	Pactiv Corp. (b)	24,062
626	Sealed Air Corp. (b)	31,168
931	Temple-Inland, Inc.	34,587

		140,707

	Distributors—0.1%
1,304	Genuine Parts Co.	53,581

	Diversified Consumer Services—0.2%
1,223	Apollo Group, Inc. (Class A) (b)	95,663
1,236	H&R Block, Inc.	72,121

		167,784

	Diversified Financial Services—3.4%
1,574	CIT Group, Inc.	67,635
38,900	Citigroup, Inc.	1,798,347
26,311	JPMorgan Chase & Co.	929,305
2,065	Moody’s Corp.	92,842
2,197	Principal Financial Group, Inc.	92,054

		2,980,183

	Diversified Telecommunication Services—2.7%
2,446	ALLTEL Corp.	152,337
5,991	AT&T Corp.	114,069
13,691	BellSouth Corp.	363,770
982	CenturyTel, Inc.	34,007
2,546	Citizens Communications Co.	34,218
12,503	Qwest Communications International, Inc. (b)	46,386
24,699	SBC Communications, Inc.	586,601
11,065	Sprint Corp.	277,621
20,692	Verizon Communications, Inc.	714,908

		2,323,917

See accompanying notes to schedule of investments and financial statements.

MSFII-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value (Note 1)

	Electric Utilities—2.0%
1,215	Allegheny Energy, Inc. (b)	$30,642
1,520	Ameren Corp.	84,056
2,871	American Electric Power Co., Inc.	105,854
2,172	CenterPoint Energy, Inc.	28,692
1,483	Cinergy Corp.	66,468
1,818	Consolidated Edison, Inc.	85,155
1,302	DTE Energy Co.	60,895
2,436	Edison International	98,780
1,585	Entergy Corp.	119,747
5,004	Exelon Corp.	256,855
2,466	FirstEnergy Corp.	118,639
2,931	FPL Group, Inc.	123,278
2,767	PG&E Corp.	103,873
735	Pinnacle West Capital Corp.	32,671
1,419	PPL Corp.	84,260
1,860	Progress Energy, Inc.	84,146
1,547	TECO Energy, Inc.	29,254
5,566	The Southern Co.	192,973
3,007	Xcel Energy, Inc.	58,697

		1,764,935

	Electrical Equipment—0.4%
1,356	American Power Conversion Corp.	31,988
694	Cooper Industries, Ltd. (Class A)	44,347
3,116	Emerson Electric Co.	195,155
1,307	Rockwell Automation, Inc.	63,664

		335,154

	Electronic Equipment & Instruments—0.3%
3,233	Agilent Technologies, Inc. (b)	74,424
1,376	Jabil Circuit, Inc. (b)	42,284
1,256	Molex, Inc.	32,706
3,929	Sanmina-SCI Corp. (b)	21,492
7,269	Solectron Corp. (b)	27,550
1,815	Symbol Technologies, Inc.	17,914
661	Tektronix, Inc.	15,381

		231,751

	Energy Equipment & Services—1.2%
2,533	Baker Hughes, Inc.	129,588
1,211	BJ Services Co.	63,553
1,635	CMS Energy Corp. (b)	24,623
3,782	Halliburton Co.	180,855
1,112	Nabors Industries, Ltd. (b)	67,410
1,287	National-Oilwell Varco, Inc. (b)	61,184
1,016	Noble Corp. (b)	62,494
809	Rowan Cos., Inc. (b)	24,035
4,406	Schlumberger, Ltd.	334,592
2,439	Transocean, Inc. (b)	131,633

		1,079,967

	Food & Staples Retailing—2.7%
2,754	Albertson’s, Inc.	56,953
3,572	Costco Wholesale Corp.	160,097

Shares		Value (Note 1)

	Food & Staples Retailing—(Continued)
6,057	CVS Corp.	$176,077
3,351	Safeway, Inc. (b)	75,699
1,017	Supervalu, Inc.	33,164
4,734	Sysco Corp.	171,323
5,449	The Kroger Co. (b)	103,695
25,017	Wal-Mart Stores, Inc.	1,205,819
7,645	Walgreen Co.	351,594

		2,334,421

	Food Products—1.1%
4,664	Archer-Daniels-Midland Co.	99,716
2,428	Campbell Soup Co.	74,710
3,872	ConAgra Foods, Inc.	89,676
2,765	General Mills, Inc.	129,374
2,618	H.J. Heinz Co.	92,730
2,614	Kellogg Co.	116,166
1,011	McCormick & Co., Inc.	33,039
5,887	Sara Lee Corp.	116,621
1,626	The Hershey Co.	100,975
1,464	Wm. Wrigley Jr., Co.	100,782

		953,789

	Gas Utilities—0.1%
1,293	KeySpan Corp.	52,625
330	Nicor, Inc.	13,586
2,032	NiSource, Inc.	50,251
284	Peoples Energy Corp.	12,343

		128,805

	Health Care Equipment & Supplies—2.1%
401	Bausch & Lomb, Inc.	33,283
4,641	Baxter International, Inc.	172,181
1,888	Becton, Dickinson & Co.	99,063
1,883	Biomet, Inc.	65,227
5,607	Boston Scientific Corp. (b)	151,389
786	C.R. Bard, Inc.	52,277
898	Fisher Scientific International, Inc. (b)	58,280
2,430	Guidant Corp.	163,539
1,182	Hospira, Inc. (b)	46,098
9,044	Medtronic, Inc.	468,389
374	Millipore Corp. (b)	21,217
969	PerkinElmer, Inc.	18,314
2,709	St. Jude Medical, Inc. (b)	118,140
2,803	Stryker Corp.	133,311
1,205	Thermo Electron Corp. (b)	32,378
878	Waters Corp. (b)	32,635
1,847	Zimmer Holdings, Inc. (b)	140,686

		1,806,407

	Health Care Providers & Services—2.6%
2,172	Aetna, Inc.	179,885
788	AmerisourceBergen Corp.	54,490
3,202	Cardinal Health, Inc.	184,371
3,392	Caremark Rx, Inc. (b)	151,012

See accompanying notes to schedule of investments and financial statements.

MSFII-7

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value (Note 1)

	Health Care Providers & Services—(Continued)
979	CIGNA Corp.	$104,782
1,110	Express Scripts, Inc. (b)	55,478
3,134	HCA, Inc.	177,604
1,843	Health Management Associates, Inc. (Class A)	48,250
1,210	Humana, Inc. (b)	48,085
1,694	IMS Health, Inc.	41,960
1,007	Laboratory Corp. of America Holdings (b)	50,249
646	Manor Care, Inc.	25,666
2,207	McKesson Corp.	98,852
2,072	Medco Health Solutions, Inc. (b)	110,562
1,362	Quest Diagnostics, Inc.	72,554
3,503	Tenet Healthcare Corp. (b)	42,877
9,468	UnitedHealth Group, Inc.	493,661
4,581	WellPoint, Inc. (b)	319,021

		2,259,359

	Hotels, Restaurants & Leisure—1.4%
3,941	Carnival Corp.	214,982
1,089	Darden Restaurants, Inc.	35,915
1,358	Harrah’s Entertainment, Inc.	97,871
2,855	Hilton Hotels Corp.	68,092
2,570	International Game Technology	72,346
1,484	Marriott International, Inc. (Class A)	101,238
9,477	McDonald’s Corp.	262,987
2,915	Starbucks Corp. (b)	150,589
1,616	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	94,649
860	Wendy’s International, Inc.	40,979
2,167	Yum! Brands, Inc.	112,857

		1,252,505

	Household Durables—0.6%
957	Centex Corp.	67,631
1,088	Fortune Brands, Inc.	96,614
623	KB HOME	47,491
1,418	Leggett & Platt, Inc.	37,690
595	Maytag Corp.	9,318
2,058	Newell Rubbermaid, Inc.	49,063
887	Pulte Homes, Inc.	74,730
432	Snap-On, Inc.	14,818
599	The Black & Decker Corp.	53,820
563	The Stanley Works	25,639
500	Whirlpool Corp.	35,055

		511,869

	Household Products—1.7%
3,912	Colgate-Palmolive Co.	195,248
3,578	Kimberly-Clark Corp.	223,947
1,153	The Clorox Co.	64,245
18,504	The Procter & Gamble Co.	976,086

		1,459,526

	IT Services—1.0%
946	Affiliated Computer Services, Inc. (Class A) (b)	48,341
4,362	Automatic Data Processing, Inc.	183,073

Shares		Value (Note 1)

	IT Services—(Continued)
1,377	Computer Sciences Corp. (b)	$60,175
1,063	Convergys Corp. (b)	15,116
3,879	Electronic Data Systems Corp.	74,671
5,822	First Data Corp.	233,695
1,430	Fiserv, Inc. (b)	61,418
2,660	Paychex, Inc.	86,556
980	Sabre Holdings Corp. (Class A)	19,551
2,170	SunGard Data Systems, Inc. (b)	76,319
2,533	Unisys Corp. (b)	16,034

		874,949

	Independent Power Producers & Energy Traders—0.5%
1,328	Constellation Energy Group, Inc.	76,613
6,929	Duke Energy Co.	205,999
1,792	TXU Corp.	148,897

		431,509

	Industrial Conglomerates—4.2%
5,755	3M Co.	416,086
79,307	General Electric Co.	2,747,988
1,009	Textron, Inc.	76,533
15,101	Tyco International, Ltd.	440,949

		3,681,556

	Insurance—4.1%
2,150	ACE, Ltd.	96,428
3,751	AFLAC, Inc.	162,343
810	Ambac Financial Group, Inc.	56,506
19,404	American International Group, Inc.	1,127,372
2,376	Aon Corp.	59,495
1,246	Cincinnati Financial Corp.	49,292
1,017	Jefferson-Pilot Corp.	51,277
1,299	Lincoln National Corp.	60,949
1,194	Loews Corp.	92,535
3,984	Marsh & McLennan Cos., Inc.	110,357
1,013	MBIA, Inc.	60,081
5,484	MetLife, Inc.	246,451
3,903	Prudential Financial, Inc.	256,271
953	Safeco Corp.	51,786
4,997	The Allstate Corp.	298,571
1,461	The Chubb Corp.	125,076
2,218	The Hartford Financial Services Group, Inc.	165,862
1,487	The Progressive Corp.	146,931
5,038	The St. Paul Travelers Cos., Inc.	199,152
779	Torchmark, Inc.	40,664
2,226	UnumProvident Corp.	40,780
1,048	XL Capital, Ltd. (Class A)	77,992

		3,576,171

	Internet & Catalog Retail—0.3%
9,084	eBay, Inc. (b)	299,863

	Internet Software & Services—0.4%
9,816	Yahoo!, Inc. (b)	340,124

See accompanying notes to schedule of investments and financial statements.

MSFII-8

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value (Note 1)

	Investment Company—3.1%
23,000	SPDR Trust Series 1	$2,741,140

	Leisure Equipment & Products—0.2%
726	Brunswick Corp.	31,450
2,147	Eastman Kodak Co.	57,647
1,253	Hasbro, Inc.	26,050
3,078	Mattel, Inc.	56,328

		171,475

	Machinery—1.3%
2,555	Caterpillar, Inc.	243,517
326	Cummins, Inc.	24,323
2,058	Danaher Corp.	107,716
1,843	Deere & Co.	120,698
1,523	Dover Corp.	55,407
1,127	Eaton Corp.	67,507
2,041	Illinois Tool Works, Inc.	162,627
1,261	Ingersoll-Rand Co., Ltd. (Class A)	89,972
690	ITT Industries, Inc.	67,364
492	Navistar International Corp. (b)	15,744
1,300	PACCAR, Inc.	88,400
930	Pall Corp.	28,235
899	Parker Hannifin Corp.	55,747

		1,127,257

	Media—3.4%
3,813	Clear Channel Communications, Inc.	117,936
16,491	Comcast Corp. (Class A) (b)	506,274
530	Dow Jones & Co., Inc.	18,789
1,857	Gannett Co., Inc.	132,089
556	Knight-Ridder, Inc.	34,105
336	Meredith Corp.	16,484
1,088	New York Times Co. (Class A)	33,891
21,567	News Corp. (Class A)	348,954
1,371	Omnicom Group, Inc.	109,488
3,162	The Interpublic Group of Cos., Inc. (b)	38,513
2,801	The McGraw-Hill Cos., Inc.	123,944
15,264	The Walt Disney Co.	384,348
35,037	Time Warner, Inc. (b)	585,468
2,228	Tribune Co.	78,381
2,173	Univision Communications, Inc. (Class A) (b)	59,866
12,056	Viacom, Inc. (Class B)	386,033

		2,974,563

	Metals & Mining—0.6%
6,521	Alcoa, Inc.	170,394
671	Allegheny Technologies, Inc.	14,802
1,344	Freeport-McMoRan Copper & Gold, Inc. (Class B)	50,319
3,334	Newmont Mining Corp.	130,126
1,198	Nucor Corp.	54,653
725	Phelps Dodge Corp.	67,063
854	United States Steel Corp.	29,352

		516,709

Shares		Value (Note 1)

	Multi-Utilities—0.5%
4,023	Calpine Corp. (b)	$13,678
2,546	Dominion Resources, Inc.	186,851
2,482	Dynegy, Inc. (Class A) (b)	12,062
1,785	Public Service Enterprise Group, Inc.	108,564
1,789	Sempra Energy	73,904
4,884	The AES Corp. (b)	80,000

		475,059

	Multiline Retail—1.2%
850	Big Lots, Inc. (b)	11,254
535	Dillard’s, Inc. (Class A)	12,530
2,256	Dollar General Corp.	45,932
1,247	Family Dollar Stores, Inc.	32,547
1,275	Federated Department Stores, Inc.	93,432
1,969	J.C. Penney Co., Inc.	103,530
2,440	Kohl’s Corp. (b)	136,420
2,239	May Department Stores Co.	89,918
919	Nordstrom, Inc.	62,464
765	Sears Holdings Corp. (b)	114,651
6,606	Target Corp.	359,433

		1,062,111

	Office Electronics—0.1%
7,164	Xerox Corp. (b)	98,792

	Oil, Gas & Consumable Fuels—7.0%
642	Amerada Hess Corp.	68,379
1,763	Anadarko Petroleum Corp.	144,831
2,454	Apache Corp.	158,528
501	Ashland, Inc. (b)	36,007
2,883	Burlington Resources, Inc.	159,257
15,690	Chevron Corp.	877,385
10,411	ConocoPhillips	598,528
3,542	Devon Energy Corp.	179,509
4,819	El Paso Corp.	55,515
1,789	EOG Resources, Inc.	101,615
47,600	Exxon Mobil Corp.	2,735,572
871	Kerr-McGee Corp.	66,466
812	Kinder Morgan, Inc.	67,558
2,601	Marathon Oil Corp.	138,815
2,978	Occidental Petroleum Corp.	229,098
515	Sunoco, Inc.	58,545
4,268	The Williams Cos., Inc.	81,092
2,032	Unocal Corp.	132,182
1,920	Valero Energy Corp.	151,891
2,699	XTO Energy, Inc.	91,739

		6,132,512

	Paper & Forest Products—0.4%
1,945	Georgia-Pacific Corp.	61,851
3,668	International Paper Co.	110,810
829	Louisiana-Pacific Corp.	20,377
1,394	MeadWestvaco Corp.	39,088
1,831	Weyerhaeuser Co.	116,543

		348,669

See accompanying notes to schedule of investments and financial statements.

MSFII-9

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value (Note 1)

	Personal Products—0.6%
639	Alberto-Culver Co. (Class B)	$27,688
3,529	Avon Products, Inc.	133,572
7,460	The Gillette Co.	377,700

		538,960

	Pharmaceuticals—6.7%
11,595	Abbott Laboratories	568,271
976	Allergan, Inc.	83,194
14,613	Bristol-Myers Squibb Co.	365,033
8,473	Eli Lilly & Co.	472,031
2,546	Forest Laboratories, Inc. (b)	98,912
22,235	Johnson & Johnson	1,445,275
1,807	King Pharmaceuticals, Inc. (b)	18,829
16,474	Merck & Co., Inc.	507,399
2,014	Mylan Laboratories, Inc.	38,749
55,598	Pfizer, Inc.	1,533,393
11,030	Schering-Plough Corp.	210,232
824	Watson Pharmaceuticals, Inc. (b)	24,357
10,009	Wyeth	445,401

		5,811,076

	Real Estate—0.6%
712	Apartment Investment & Management Co. (REIT) (Class A)	29,135
1,487	Archstone-Smith Trust (REIT)	57,428
3,047	Equity Office Properties Trust (REIT)	100,856
2,143	Equity Residential (REIT)	78,905
1,375	Plum Creek Timber Co., Inc. (REIT)	49,913
1,396	ProLogis (REIT)	56,175
1,643	Simon Property Group, Inc. (REIT)	119,101

		491,513

	Road & Rail—0.5%
2,816	Burlington Northern Santa Fe Corp.	132,577
1,619	CSX Corp.	69,067
3,023	Norfolk Southern Corp.	93,592
1,967	Union Pacific Corp.	127,462

		422,698

	Semiconductor & Semiconductor Equipment—3.0%
2,953	Advanced Micro Devices, Inc. (b)	51,205
2,778	Altera Corp. (b)	55,060
2,767	Analog Devices, Inc.	103,237
12,292	Applied Materials, Inc.	198,885
2,292	Applied Micro Circuits Corp. (b)	5,868
2,188	Broadcom Corp. (Class A) (b)	77,696
3,004	Freescale Semiconductor, Inc. (Class B) (b)	63,625
46,159	Intel Corp.	1,202,904
1,472	KLA-Tencor Corp. (b)	64,326
2,288	Linear Technology Corp.	83,947
2,899	LSI Logic Corp. (b)	24,612
2,452	Maxim Integrated Products, Inc.	93,691
4,597	Micron Technology, Inc. (b)	46,935
2,610	National Semiconductor Corp.	57,498

Shares		Value (Note 1)

	Semiconductor & Semiconductor Equipment—(Continued)
1,032	Novellus Systems, Inc. (b)	$25,501
1,263	NVIDIA Corp. (b)	33,747
1,348	PMC-Sierra, Inc. (b)	12,577
1,464	Teradyne, Inc. (b)	17,524
12,429	Texas Instruments, Inc.	348,882
2,623	Xilinx, Inc.	66,886

		2,634,606

	Software—3.6%
3,656	Adobe Systems, Inc.	104,635
1,709	Autodesk, Inc.	58,738
1,656	BMC Software, Inc. (b)	29,725
1,265	Citrix Systems, Inc. (b)	27,400
3,979	Computer Associates International, Inc.	109,343
2,904	Compuware Corp. (b)	20,880
2,292	Electronic Arts, Inc. (b)	129,750
1,387	Intuit, Inc. (b)	62,568
648	Mercury Interactive Corp. (b)	24,857
75,135	Microsoft Corp.	1,866,353
2,848	Novell, Inc. (b)	17,658
33,062	Oracle Corp. (b)	436,418
2,031	Parametric Technology Corp. (b)	12,958
3,863	Siebel Systems, Inc. (b)	34,381
5,319	Symantec Corp. (b)	115,635
3,196	VERITAS Software Corp. (b)	77,982

		3,129,281

	Specialty Retail—2.2%
1,669	AutoNation, Inc. (b)	34,248
491	AutoZone, Inc. (b)	45,398
2,209	Bed Bath & Beyond, Inc. (b)	92,292
2,233	Best Buy Co., Inc.	153,072
1,430	Circuit City Stores, Inc.	24,725
2,842	Limited Brands, Inc.	60,876
5,776	Lowe’s Cos., Inc.	336,279
2,361	Office Depot, Inc. (b)	53,925
528	OfficeMax, Inc.	15,719
1,164	RadioShack Corp.	26,970
5,507	Staples, Inc.	117,409
5,666	The Gap, Inc.	111,903
16,049	The Home Depot, Inc.	624,306
936	The Sherwin-Williams Co.	44,076
1,074	Tiffany & Co.	35,184
3,517	TJX Cos., Inc.	85,639
1,656	Toys “R” Us, Inc. (b)	43,851

		1,905,872

	Textiles, Apparel & Luxury Goods—0.4%
2,820	Coach, Inc. (b)	94,667
902	Jones Apparel Group, Inc.	27,998
812	Liz Claiborne, Inc.	32,285
1,708	NIKE, Inc. (Class B)	147,913
419	Reebok International, Ltd.	17,527
748	VF Corp.	42,801

		363,191

See accompanying notes to schedule of investments and financial statements.

MSFII-10

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of June 30, 2005 (Unaudited)

Common Stocks—(Continued)

Shares		Value (Note 1)

	Thrifts & Mortgage Finance—1.6%
4,394	Countrywide Financial Corp.	$169,652
5,164	Federal Home Loan Mortgage Corp.	336,848
7,238	Federal National Mortgage Association	422,699
2,114	Golden West Financial Corp.	136,099
706	MGIC Investment Corp.	46,045
2,726	Sovereign Bancorp, Inc.	60,899
6,560	Washington Mutual, Inc.	266,927

		1,439,169

	Tobacco—1.3%
15,486	Altria Group, Inc.	1,001,324
871	Reynolds American, Inc.	68,635
1,236	UST, Inc.	56,436

		1,126,395

	Trading Companies & Distributors—0.0%
624	W.W. Grainger, Inc.	34,189

	Wireless Telecommunication Services—0.3%
8,415	Nextel Communications, Inc. (Class A) (b)	271,889

	Total Common Stocks (Identified Cost $80,985,105)	84,171,934

Short Term Investments—4.3%

Face Amount		Value (Note 1)

	Discount Notes—4.3%
$700,000	Federal Home Loan Bank 2.500%, 07/01/05	$700,000
3,000,000	Federal National Mortgage Association 3.040%, 07/20/05	2,995,187

		3,695,187

	Total Short Term Investments (Identified Cost $3,695,187)	3,695,187

	Total Investments—100.6% (Identified Cost $84,680,292) (a)	87,867,121
	Other assets less liabilities	(483,231)

	Total Net Assets—100%	$87,383,890

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 06/30/05	Unrealized Depreciation
S&P 500 Index Futures	9/15/2005	12	$3,619,910	$3,586,500	$(33,410)

(a)	Federal Tax Information:

At June 30, 2005, the net unrealized appreciation on investments based on cost of $84,680,292 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,479,348
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,292,519)

Net unrealized appreciation	$3,186,829

(b)	Non-Income Producing security.

Key to Abbreviations:

REIT — A Real Estate Investment Trust is a pooled investment vehicle which invests primarily in income-producing real estate or real estate related loans or interest.

See accompanying notes to schedule of investments and financial statements.

MSFII-11

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Assets & Liabilities

June 30, 2005 (Unaudited)

Assets
Investments at value		$87,867,121
Cash		6,262
Receivable for:
Dividends and interest		109,501
Due from Investment Adviser		20,135

Total Assets		88,003,019
Liabilities
Payable for:
Fund shares redeemed	$462,476
Securities purchased	59,930
Futures variation margin	22,200
Accrued expenses:
Management fees	1,671
Service and distribution fees	18,161
Other expenses	54,691

Total Liabilities		619,129

Net Assets		$87,383,890

Net assets consist of:
Capital paid in		$83,473,709
Undistributed net investment income		505,876
Accumulated net realized gains		250,886
Unrealized appreciation (depreciation) on investments and futures contracts		3,153,419

Net Assets		$87,383,890

Computation of offering price:
Class B
Net asset value and redemption price per share ($87,383,890 divided by 8,148,542 shares outstanding)		$10.72

Identified cost of investments		$84,680,292

Statement of Operations

Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$700,956
Interest		18,882

		719,838
Expenses
Management fees	$95,796
Service and distribution fees	96,802
Trustees’ fees and expenses	10,298
Custodian	82,413
Audit and tax services	12,659
Legal	17,921
Printing	2,500
Registration	29,241
Insurance	439
Miscellaneous	1,299

Total expenses before reductions	349,368
Expense reimbursements	(135,406)	213,962

Net Investment Income		505,876

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments—net	195,866
Futures contracts—net	31,120	226,986

Unrealized appreciation (depreciation) on:
Investments—net	(1,100,457)
Futures contracts—net	(33,410)	(1,133,867)

Net gain (loss)		(906,881)

Net Increase (Decrease) in Net Assets From Operations		$(401,005)

See accompanying notes to financial statements.

MSFII-12

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Changes in Net Assets (Unaudited)

	Six months ended June 30, 2005	For the period January 2, 2004(a) through December 31, 2004
From Operations
Net investment income	$505,876	$669,215
Net realized gain	226,986	224,094
Unrealized appreciation (depreciation)	(1,133,867)	4,287,286

Increase (decrease) in net assets from operations	(401,005)	5,180,595

From Distributions to Shareholders
Net investment income	0	(670,060)
Net realized gain	(30,358)	(167,515)

Total distributions	(30,358)	(837,575)

Increase (decrease) in net assets from capital share transactions	25,935,823	57,436,410

Total increase (decrease) in net assets	25,504,460	61,779,430

Net Assets
Beginning of the period	61,879,430	100,000

End of the period	$87,383,890	$61,879,430

Undistributed (Overdistributed) Net Investment Income
End of the period	$505,876	$0

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six months ended June 30, 2005		For the period January 2, 2004(a) through December 31, 2004
	Shares	$	Shares	$
Sales	3,102,567	$33,066,551	9,883,598	$100,045,518
Reinvestments	2,936	30,358	77,697	837,575
Redemptions	(663,870)	(7,161,086)	(4,264,386)	(43,446,683)

Increase (decrease) derived from capital share transactions	2,441,633	$25,935,823	5,696,909	$57,436,410

(a)	Commencement of operations.

See accompanying notes to financial statements.

MSFII-13

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Financial Highlights (Unaudited)

	Six months ended June 30, 2005		For the period January 2, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$10.84		$10.00

Income From Investment Operations
Net investment income	0.06		0.12
Net realized and unrealized gain (loss) on investments	(0.18)		0.87

Total from investment operations	(0.12)		0.99

Less Distributions
Distributions from net investment income	0.00		(0.12)
Distributions from net realized capital gains	0.00		(0.03)

Total distributions	0.00		(0.15)

Net Asset Value, End of Period	$10.72		$10.84

Total Return (%)	(1.1	)(b)	9.9	(b)
Ratio of operating expenses to average net assets (%)	0.55	(c)	0.56	(c)
Ratio of net investment income to average net assets (%)	1.31	(c)	1.61	(c)
Portfolio turnover rate (%)	29	(c)	42	(c)
Net assets, end of period (000)	$87,384		$61,879
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	0.90	(c)	1.19	(c)

(a)	Commencement of operations.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.

See accompanying notes to financial statements.

MSFII-14

Metropolitan Series Fund II

Notes to Financial Statements—June 30, 2005 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES:

Metropolitan Series Fund II (the “Fund”) was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund consists of one investment portfolio, the MetLife Stock Index Portfolio II (the “Portfolio”). Shares in the Fund are offered only to certain eligible qualified retirement plans and are not offered directly to the general public. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the Portfolio’s subadviser pursuant to authorization of the Board of Trustees of the Fund (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Investment Transactions and Related Investment Income:

Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Repurchase Agreements:

The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% on all other repurchase agreements. The Portfolio’s subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

MSFII-15

Metropolitan Series Fund II

Notes to Financial Statements—June 30, 2005—(Unaudited)(Continued)

Futures Contracts:

The Portfolio may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Estimates and Assumptions:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders:

The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital.

2.	PURCHASES AND SALES:

For the six months ended June 30, 2005, purchases and sales of securities (excluding short-term investments) were $34,174,287 and $10,769,829, respectively.

3.	INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Investment Management Agreements:

MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to the Portfolio. The Fund has entered into an investment management agreement with MetLife Advisers. For providing investment management services to the Fund, MetLife Advisers receives monthly compensation at the annual rate of 0.25% of average daily net assets. Fees earned by MetLife Advisers for the six months ended June 30, 2005 were $95,796.

Certain officers and directors of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

Metropolitan Life Insurance Company (“Metropolitan Life”) is the investment subadviser for the Portfolio pursuant to an investment subadvisory agreement among Metropolitan Life, MetLife Advisers and the Fund. MetLife Advisers pays Metropolitan Life an investment subadvisory fee equal to the costs incurred by Metropolitan Life in providing subadvisory services to the Portfolio. Fees earned by Metropolitan Life for the six months ended June 30, 2005 were $8,908.

Service and Distribution Fees:

The Fund has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Fund pays a fee to the Fund’s distributor, MetLife Securities, Inc. (the “Distributor”), which is used to compensate the Distributor (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Fund shares for promoting or selling and servicing the shares of the Portfolio. The fee under the Distribution Plan is calculated as a percentage of the Portfolio’s average daily net assets. Currently, the fee is limited to 0.25% per year. Amounts paid by the Portfolio for the six months ended June 30, 2005 were $96,802.

MSFII-16

Metropolitan Series Fund II

Notes to Financial Statements—June 30, 2005—(Unaudited)(Continued)

Expense Agreement:

Pursuant to an expense agreement relating to the Portfolio, MetLife Advisers has agreed, from May 1, 2005 to April 30, 2006, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed 0.54% of the average daily net assets of the Portfolio. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the expense limit that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Portfolio’s stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred.

The amount of expenses deferred in 2004 subject to repayment until December 31, 2009 was $261,272.

Management Fee Waiver:

In addition, MetLife Advisers has agreed, for the period May 1, 2005 through April 30, 2006, to waive such portion of the advisory fee payable to it under its Investment Management Agreement with the Fund as necessary to reduce the total advisory fee of the Portfolio to 0.243% from 0.250% of the average daily net assets of the Portfolio.

4.	REGULATORY MATTERS:

Regulatory bodies have contacted MetLife Advisers and certain other affiliates of MetLife, Inc. (MetLife, Inc. and its affiliates, the “Company”) and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial service companies as part of industry-wide investigations by various regulatory agencies. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on MetLife, Inc.’s consolidated financial position. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. In May 2004, General American received a so-called “Wells Notice” stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations.

MSFII-17

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in reports to stockholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications required by Rule 30a-2(a) under the Act.

	(3)	Not applicable.

(b)		Certification required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	August 26, 2005

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	August 26, 2005

EXHIBIT LIST

Exhibit 12(a)(2)(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act

Exhibit 12(a)(2)(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

Exhibit 12(b):	Certification required by Rule 30a-2(b) under the Act